                           DEFINED ASSET FUNDS-REGISTERED TRADEMARK-
                           ----------------------------------------------------

                           GOVERNMENT SECURITIES INCOME FUND
                           U.S. GOVERNMENT ZERO COUPON BOND
                           SERIES 3 AND 8
                           UNIT INVESTMENT TRUSTS

                           -  PORTFOLIOS OF STRIPPED U.S. TREASURY SECURITIES
                           - DESIGNED FOR SAFETY OF CAPITAL AND HIGH YIELD TO MATURITY
                           - INVESTMENT ALTERNATIVES FOR EMPLOYEE BENEFIT PLANS ESTABLISHED BY MERRILL LYNCH & CO., INC. AND AFFILIATES

                           -----------------------------------------------------
                           The Securities and Exchange Commission has not
SPONSOR:                   approved or disapproved these Securities or passed
MERRILL LYNCH,             upon the adequacy of this prospectus. Any
PIERCE, FENNER & SMITH     representation to the contrary is a criminal offense.
INCORPORATED               Prospectus dated July 16, 2004.

--------------------------------------------------------------------------------

Defined Asset Funds-Registered Trademark-

THE FINANCIAL INFORMATION IN THIS PROSPECTUS IS AS OF THE EVALUATION DATE, MARCH 31, 2004.

CONTENTS

                                                    PAGE
                                                    ----
Risk/Return Summary...............................    3
What You Can Expect From Your Investment..........    6
  Distributions at Maturity.......................    6
  Records and Reports.............................    6
The Risks You Face................................    6
  Interest Rate Risk..............................    6
Selling Units.....................................    6
  Selling Units to the Trustee....................    6
How The Trusts Work...............................    7
  Pricing.........................................    7
  Evaluations.....................................    7
  Income..........................................    7
  Expenses........................................    7
  Portfolio Changes...............................    8
  Termination.....................................    8
  No Certificates.................................    8
  Trust Indenture.................................    8
  Legal Opinion...................................    9
  Auditors........................................    9
  Sponsor.........................................    9
  Trustee.........................................    9
  Code of Ethics..................................    9
Taxes.............................................    9
Supplemental Information..........................   10
Financial Statements..............................  D-1

--------------------------------------------------------------------------------

RISK/RETURN SUMMARY

 1. WHAT ARE THE TRUSTS' OBJECTIVES?
   Each Series seeks safety of capital and a high yield to maturity by investing in fixed portfolios consisting primarily of stripped U.S. Treasury securities. Each Trust also holds a Treasury note for income to pay Trust expenses.

   Units are offered only to employee benefit plans and compensation arrangements of Merrill Lynch & Co., Inc. and its affiliates--the Plans--as an investment alternative for Plan allocations to help participants meet their personal retirement needs and goals. Each Plan will invest in Units in accordance with allocation instructions received from employees pursuant to the Plan. Accordingly, the interests of an employee in the units are subject to the terms of the Plan. The rights of a Plan as a holder of units should be distinguished from the rights of an employee. The term "you" in this Prospectus refers to the Plans, to the Sponsor if it holds any units and to any employee who holds units distributed from a Plan.

 2. WHAT ARE STRIPPED U.S. TREASURY SECURITIES?
   These are debt obligations issued directly by the U.S. Treasury. They do not pay interest periodically, and are priced at a deep discount from face amount. This discount is your investment return. Stripped securities pay a fixed amount of principal at maturity.

 3. WHAT IS THE INVESTMENT STRATEGY?
 - Each Series consists of one or more separate Trusts, each designated by the year in which its stripped Treasury security matures. Each Trust also holds an interest-bearing Treasury note for income to pay Trust expenses. Return would vary if the trust is terminated early--see 4 below. Each Trust is a unit investment trust; unlike a mutual fund, the Trust's portfolio is not managed.

 - The securities in each Trust, BUT NOT THE TRUSTS OR THE UNITS, are backed by the full faith and credit of the United States.

 - For each 10 units held until maturity of a Trust, you will receive total distributions of about $1,000. Distributions could change if Securities are paid or sold before maturity, or if Trust expenses change.

 - 100% of each Trust consists of U. S. Treasury securities.

 4. WHAT ARE THE SIGNIFICANT RISKS?
   YOU CAN LOSE MONEY BY INVESTING IN A TRUST. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:

 - Rising interest rates can reduce the price of your units.

 - As each Portfolio is priced at a deep discount from face amount, unit prices may be subject to greater fluctuations in response to changing interest rates than a fund consisting of debt obligations of comparable maturities that pay interest currently. This risk is greater when the time to maturity is longer.

 - If you sell units before the underlying securities mature, their sale price could be less than your cost. The value of securities before maturity, and also of units, varies with changes in interest rates and other factors. The Sponsor has determined not to offer any new trusts and may seek to terminate these Trusts. Such termination would result in sale of the Treasury securities before maturity and recognition of gains or losses.

 5. ARE THE TRUSTS APPROPRIATE FOR YOU?
   Yes, if you want safety of capital with a locked-in yield to maturity. You benefit from a portfolio of U.S. government securities, fixed returns and a stated maturity.

   The Trusts are NOT appropriate for you if you want current income or a speculative investment that changes to take advantage of market movements.

 6. ARE THE TRUSTS MANAGED?
   Unlike mutual funds, the Trusts are not managed and securities are not sold because of market changes.
 7. HOW DO I BUY UNITS?
   The Plan buys units from the Trustee. There is no minimum investment.

   Unit price is based on the value of securities in the Trust. We add any principal cash, and any net accrued but undistributed interest on the unit, to the unit price.
   An Adjustment Factor is added in computing the offer price and deducted in computing the redemption price. This charge represents the estimated cost of buying or selling securities for the Trust; these costs are borne by the purchaser or seller rather than the Trust.

 8. HOW DO I SELL UNITS?
   A plan may sell units at any time to the Trustee for the net asset value determined at the close of business on the date of sale, less the adjustment factor.

 9. HOW ARE DISTRIBUTIONS MADE AND TAXED?
   Stripped Treasury securities do not pay interest until they mature; consequently, you should not expect any distributions of interest income. When the stripped Treasury security matures, the proceeds will be distributed. Significant amounts of income are attributed to holders (including the Plans) for tax purposes annually as original issue discount is accrued on the stripped Treasury securities.
   However, the Plans are exempt from Federal income tax.

10. WHAT ARE THE TRUSTS' FEES AND EXPENSES?
   The tables below show the costs and expenses the Plans may pay, directly or indirectly, when they invest in a Trust.

   There is no sales fee (load) on purchases, but income on units is subject to the Sponsor's administrative fee; this reimburses the Sponsor for its direct costs (without profit) in administering the Trusts.

                                           2009    2014
                                          TRUST   TRUST
                                          -----   -----
Maximum Sponsor's Administrative Fee per
10 units
on units held to maturity                  $6.01   $4.72
As % of Unit Price
(on March 31, 2004)                         0.69%   0.70%

   ESTIMATED ANNUAL TRUST OPERATING

   EXPENSES PER 10 UNITS

Trustee Fee                               $0.50  $0.50
Sponsor's Administrative Fee              $0.74  $0.36
Other Operating Expenses                  $0.14  $0.13
                                          -----  -----
TOTAL                                     $1.38  $0.99

11. WHAT IS THE PRICE OF A UNIT?
   Unit price is based on the net asset value of the Trust plus the adjustment factor shown below. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the securities at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the securities.

   UNIT OFFER PRICE PER 10 UNITS
   (AS OF MARCH 31, 2004)

                                      2009     2014
                                      TRUST    TRUST
                                      -----    -----
Net Asset Value                      $867.52  $669.36
Adjustment Factor                       1.39     1.34
                                     -------  -------
Offer Price                          $868.91  $670.70

12. WHAT IS THE EXPECTED RETURN?
   The Estimated Yield to Maturity represents the annual percentage return to you, based on amortization of discount, compounded semi-annually, divided by Unit Offer Price. It assumes that interest income from the Treasury note will equal expenses.

   ESTIMATED YIELD TO MATURITY
(AS OF MARCH 31, 2004)

                                           2009     2014
                                           TRUST    TRUST
                                           -----    -----
                                           2.763%   3.986%

   Your actual return will vary with unit price, how long you hold your investment and changes in the portfolio and expenses.

   If the price of the units is less than stated, the yield to maturity will be greater; if the price is greater (other than additional accrued original discount), the yield to maturity will be less.

   The economic effect of purchasing units if you hold your units until maturity of the securities is that you should receive approximately a fixed yield, not only on your original investment but on all earned discount during the life of the securities. The assumed or implicit automatic reinvestment at market rates at the time of purchase of the portion of the yield represented by earned discount differentiates the Trusts from funds consisting of customary securities on which current periodic interest is paid at market rates at the time of issue. Accordingly, you virtually eliminate your risk of being unable to invest distributions at a rate as high as the yield on your Trust, but will forgo the ability to reinvest at higher rates in the future.

WHAT YOU CAN EXPECT FROM YOUR INVESTMENT

DISTRIBUTIONS AT MATURITY

Each Trust normally holds any net income and principal received until the stripped Treasury security matures. Although no distributions of income are expected, the Trustee may distribute any available balances in the Income and Capital Account in June or December of any year, as instructed by the Sponsor.

RECORDS AND REPORTS

You will receive:

- an annual report on Trust activity; and
- (for direct holders only) annual tax information. THIS IS ALSO SENT TO THE IRS. YOU MUST REPORT THE AMOUNT OF INTEREST RECEIVED DURING THE YEAR.

You may request:

- copies of evaluations to enable you to comply with federal and state tax reporting requirements; and
- audited financial statements of the Trusts.

You may inspect records of Trust transactions at the Trustee's office during regular business hours.

THE RISKS YOU FACE

INTEREST RATE RISK

Investing involves risks, including the risk that your investment before maturity will decline in value if interest rates rise. Generally, the price of stripped Treasury securities fluctuates more widely than prices of debt securities that pay interest currently. Also, securities with longer maturities will change in value more than securities with shorter maturities. Of course, we cannot predict how interest rates may change.

SELLING UNITS

You can sell your units at any time for a price based on net asset value. Your net asset value is calculated each business day by:

  - ADDING the value of the securities, net accrued interest, cash and any other Trust assets;
  - SUBTRACTING accrued but unpaid Trust expenses, unreimbursed Trustee advances, cash held to buy back units or for distribution to investors and any other Trust liabilities;
  - DIVIDING the result by the number of outstanding units; and
  - deducting the adjustment factor per unit.

Your net asset value when you sell may be more or less than your cost because of market movements and changes in the portfolio.

SELLING UNITS TO THE TRUSTEE

The account holder can sell units to the Trustee at any time.

Within seven days after receiving a redemption request in proper form, the Trustee will transmit the proceeds as directed by the request. Contact the Trustee for additional information.

If a Trust does not have cash available to pay you for units received, the Sponsor will select securities to be sold, based on market and credit factors. These sales could be made at times when the securities would not otherwise be sold and may result in your receiving less than the unit par value and also reduce the size of the Trust.

There could be a delay in paying for your units:

  - if the New York Stock Exchange is closed (other than customary weekend and holiday closings);
  - if the SEC determines that trading on the New York Stock Exchange is restricted or that an emergency exists making sale or evaluation of the securities not reasonably practicable; and
  - for any other period permitted by SEC order.

HOW THE TRUSTS WORK

PRICING

The price of a unit includes interest accrued on the securities, less expenses, up to, but not including, the settlement date, which is usually the business day after the purchase date of the unit.

EVALUATIONS

An independent Evaluator values the securities on each business day (excluding Saturdays, Sundays and the following holidays as observed by the New York Stock
Exchange: New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas; and the following federal holidays: Columbus Day and Veterans Day). Values are based on current prices for the securities or comparable security.

INCOME

The Trustee credits interest to an Income Account and other receipts to a Capital Account. The Trustee may establish a Reserve Account by withdrawing from these accounts amounts it considers appropriate to pay any material liability. These accounts do not bear interest.

EXPENSES

The Trustee is paid semiannually. It also benefits when it holds cash for the Trusts in non-interest bearing accounts. The Trustee may also receive additional amounts:

  - to reimburse the Trustee for the Trusts' operating expenses;
  - for extraordinary services and costs of indemnifying the Trustee and the Sponsor;
  - costs of actions taken to protect the Trusts and other legal fees and expenses;
  - termination expenses and any governmental charges.

The Sponsor is paid an administrative fee to reimburse it for certain direct expenses. The Sponsor will not collect the administrative fee on units held by any Plan at any time when it has no reimbursable expenses. The Trusts also pay the Evaluator's fees.

If Trust expenses exceed initial estimates, the Trust will owe the excess. The Trustee has a lien on Trust assets to secure reimbursement of Trust expenses and may sell securities if cash is not available.

The interest bearing securities in the 2009 trust has been called. The proceeds will be held by the Trustee in a non-interest bearing account and the Trustee's fee and other expenses following receipt will be reduced so that the estimated net annual income per unit should remain the same.

PORTFOLIO CHANGES

The Sponsor and Trustee are not liable for any default or defect in a security.

Unlike a mutual fund, the portfolio is designed to remain intact and we may keep securities in the portfolio even if adverse financial circumstances occur. However, we may sell a security in certain cases if we believe that certain adverse credit or certain other conditions exist.

TERMINATION

Each Trust terminates following the stated maturity or sale of the last security in the portfolio. A Trust may also terminate earlier with the consent of investors holding 51% of the units. We may decide to terminate a Trust early if total assets of the Trust are less than 40% of the face amount of securities deposited.

When a Trust is about to terminate direct holders will receive a notice, and they will be unable to sell units of the Trust after that time. On or shortly before termination, we will sell any remaining securities, and you will receive your final distribution. Any security that cannot be sold at a reasonable price may continue to be held by the Trustee in a liquidating trust pending its final sale.

You will pay your share of the expenses associated with termination, including costs in selling securities. This may reduce the amount you receive as your final distribution.

NO CERTIFICATES

No Certificates will be issued for units. The Trustee will credit your account with the number of your units.

TRUST INDENTURE

Each Trust is a 'unit investment trust' governed by a Trust Indenture, a contract among the Sponsor, the Trustee and the Evaluator, which sets forth their duties and obligations and your rights. A copy of the Indenture is available to you on request to the Trustee. The following summarizes certain provisions of the Indenture.

The Sponsor and the Trustee may amend the Indenture without your consent:

  - to cure ambiguities;
  - to correct or supplement any defective or inconsistent provision;
  - to make any amendment required by any governmental agency; or
  - to make other changes determined not to be materially adverse to your best interest (as determined by the Sponsor).

Investors holding 51% of the units may amend the Indenture. Every investor must consent to any amendment that changes the 51% requirement. No amendment may reduce your interest a Trust without your written consent.

The Trustee may resign by notifying the Sponsor. The Sponsor may remove the Trustee without your consent if:

  - it fails to perform its duties and the Sponsor determines that its replacement is in your best interest; or
  - it becomes incapable of acting or bankrupt or its affairs are taken over by public authorities.

Investors holding 51% of the units may remove the Trustee. The Evaluator may resign or be removed by the Sponsor and the Trustee without the consent of investors. The resignation or removal of either becomes effective when a successor accepts appointment. The Sponsor will try to appoint a successor promptly; however, if no successor has accepted within 30 days after notice of resignation, the resigning Trustee or Evaluator may petition a court to appoint a successor.

If the Sponsor fails to perform its duties or becomes bankrupt the Trustee may:

  - remove it and appoint a replacement Sponsor;
  - liquidate the Trusts; or
  - continue to act as Trustee without a Sponsor.

The Trust Indenture contains customary provisions limiting the liability of the Trustee, the Sponsor and the Evaluator.

LEGAL OPINION

Davis Polk & Wardwell, 450 Lexington Avenue, New York, New York 10017, as special counsel for the Sponsor, has given an opinion that the units are validly issued.

AUDITORS

Deloitte & Touche LLP, 2 World Financial Center, New York, New York 10281, independent accountants, audited the Financial Statements included in this prospectus.

SPONSOR

The Sponsor is:

MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED (a wholly-owned subsidiary of Merrill Lynch & Co., Inc.)
P.O. Box 9051,
Princeton, NJ 08543-9051

The Sponsor is a Delaware corporation and it, or its predecessor, has acted as sponsor to many unit investment trusts. As a registered broker-dealer the Sponsor buys and sells securities (including investment company shares) for others (including investment companies) and participates as an underwriter in various selling groups.

TRUSTEE

The Bank of New York, 2 Hanson Place, 12th Floor, Brooklyn, NY 11217, is the Trustee. It is supervised by the Federal Deposit Insurance Corporation, the Board of Governors of the Federal Reserve System and New York State banking authorities.

CODE OF ETHICS

The Fund and the Sponsor have each adopted a code of ethics requiring reporting of personal securities transactions by its employees with access to information on Fund transactions. Subject to certain conditions, the codes permit employees to invest in Fund securities for their own accounts. The codes are designed to prevent fraud, deception and misconduct against the Fund and to provide reasonable standards of conduct. These codes are on file with the Commission and you may obtain a copy by contacting the Commission at the address listed on the back cover of this prospectus.

TAXES

The following summary describes some of the important income tax consequences of holding units. It assumes that you are not a dealer in securities, financial institution, insurance company or other investor with special circumstances or subject to special rules. You should consult your own tax adviser about your particular circumstances.

In the opinion of our counsel, under existing law:

The Fund will not be taxed as a corporation for federal income tax purposes, and investors will be considered to own directly their shares of each stripped zero coupon bond in the Fund.

The zero coupon bonds will be considered to have been issued at an 'original issue discount' for federal income tax purposes. As a result, investors will be required to include original issue discount in respect of the zero coupon bonds as it accrues, in accordance with a constant yield method based on a compounding of interest. However, because the Plans are exempt from tax under Section 501(a) of the Internal Revenue Code of 1986, as amended, neither the Plans nor any participating employees of the Plans will be currently taxed on original issue discount from the Fund while units are held by the Plans.

SUPPLEMENTAL INFORMATION

You can receive at no cost supplemental information about the Trusts by calling the Trustee. The supplemental information includes more detailed risk disclosure about the securities that may be in a Trust's portfolio and general information about the structure and Trusts. The supplemental information is also available from the SEC.

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
U.S. GOVERNMENT ZERO COUPON BOND SERIES - 3

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The Sponsors, Trustee and Holders
  of Defined Asset Funds - Government Securities Income Fund,
  U.S. Government Zero Coupon Bond Series - 3:

We have audited the accompanying statement of condition of the 2009 Trust of Defined Asset Funds - Government Securities Income Fund, U.S. Government Zero Coupon Bond Series - 3, including the portfolio, as of March 31, 2004 and the related statements of operations, changes in net assets and the financial highlights for the years ended March 31, 2004, 2003 and 2002. These financial statements are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Securities owned at March 31, 2004, as shown in such portfolio, were confirmed to us by The Bank of New York, the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the above-mentioned Trust of Defined Asset Funds - Government Securities Income Fund, U.S. Government Zero Coupon Bond Series - 3, at March 31, 2004 and the results of its operations and changes in its net assets for the above-stated years in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP


New York, NY
May 6, 2004

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
U.S. GOVERNMENT ZERO COUPON BOND SERIES - 3

STATEMENT OF CONDITION
AS OF MARCH 31, 2004

                                                                           2009
                                                                           TRUST

TRUST PROPERTY:
  Investment in marketable securities - at value
    (cost $73,481,191)(Note 1)                                         $ 83,727,657
  Accrued interest receivable                                                50,296
  Receivable from units created                                              78,709
  Cash                                                                      256,948
                                                                       ------------

              Total trust property                                       84,113,610

LESS LIABILITIES:
  Redemptions payable                                      $    2,128
  Accrued expenses                                            574,288       576,416
                                                           ----------  ------------

NET ASSETS (Note 2):                                                   $ 83,537,194
                                                                       ============

UNIT VALUE ($83,537,194/965,252.186 units)                             $      86.54
                                                                       ============

                       See Notes to Financial Statements.

STATEMENTS OF OPERATIONS

                                                            2009 TRUST

                                                       YEARS ENDED MARCH 31,
                                                 2004          2003          2002
                                             ----------------------------------------
INVESTMENT INCOME:
  Interest income                            $    136,358  $    142,840  $    148,648
  Accretion of original issue discount          4,096,936     4,098,942     4,029,805
  Trustee's fees and expenses                     (49,496)      (51,737)      (53,595)
  Sponsors' fees                                  (73,254)      (47,598)      (49,308)
                                             ----------------------------------------
  Net investment income                         4,110,544     4,142,447     4,075,550
                                             ----------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain on securities sold
    or redeemed                                   871,387       843,959       261,510
  Unrealized appreciation (depreciation)
    of investments                               (987,393)    9,614,849    (3,324,454)
                                             ----------------------------------------
  Net realized and unrealized gain (loss)
    on investments                               (116,006)   10,458,808    (3,062,944)
                                             ----------------------------------------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                            $  3,994,538  $ 14,601,255  $  1,012,606
                                             ========================================

                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                            2009 TRUST

                                                         YEARS ENDED MARCH 31,
                                                2004             2003             2002
                                          --------------------------------------------------
OPERATIONS:
  Net investment income                   $     4,110,544  $     4,142,447   $     4,075,550
  Realized gain on securities sold
    or redeemed                                   871,387          843,959           261,510
  Unrealized appreciation (depreciation)
    of investments                               (987,393)       9,614,849        (3,324,454)
                                          ---------------------------------------------------
  Net increase in net assets resulting
    from operations                             3,994,538       14,601,255         1,012,606
                                          ---------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
  Issuance of additional units                 13,197,904       12,259,668        10,992,015
  Redemptions of units (Note 5)               (16,883,317)     (15,316,775)      (13,324,405)
                                          --------------------------------------------------
  Net capital share transactions               (3,685,413)      (3,057,107)       (2,332,390)
                                          --------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS             309,125       11,544,148        (1,319,784)

NET ASSETS AT BEGINNING OF YEAR                83,228,069       71,683,921        73,003,705
                                          --------------------------------------------------
NET ASSETS AT END OF YEAR                 $    83,537,194  $    83,228,069   $    71,683,921
                                          ==================================================
PER UNIT:
  Net asset value at end of year          $         86.54  $         82.47   $         68.48
                                          ==================================================
TRUST UNITS OUTSTANDING AT END OF YEAR        965,252.186    1,009,156.988     1,046,737.292
                                          ==================================================

                       See Notes to Financial Statements.

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
U.S. GOVERNMENT ZERO COUPON BOND SERIES - 3

NOTES TO FINANCIAL STATEMENTS


  1.  SIGNIFICANT ACCOUNTING POLICIES

          The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

      (a) Securities are stated at value as determined by Evaluator based on the mean between bid and offering prices for the securities (see "Redemption - Computation of Redemption Price Per Unit" in the Prospectus).

      (b) Cost of securities has been adjusted to include the accretion of original issue discount on the Stripped Treasury Securities.

      (c) The fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

  2.  NET CAPITAL

      2009 TRUST

      Cost of 965,252.186 units at Date of Deposit              $  39,915,542
      Redemptions of units - net cost of 4,208,003.162 units
        redeemed less redemption amounts                           (6,607,082)
      Realized gain on securities sold or redeemed                 16,877,961
      Unrealized appreciation of investments                       10,246,466
                                                                -------------
      Net capital applicable to Holders                            60,432,887

      Undistributed Net investment income - accretion of
        original issue discount ($23,365,249) less excess
        ($260,942) of fees and expenses over interest income       23,104,307
                                                                -------------

      Net assets                                                $  83,537,194
                                                                =============

3.  CAPITAL SHARE TRANSACTIONS

      Additional units were issued by the Trust as follows:

                   YEAR ENDED        YEAR ENDED        YEAR ENDED
      TRUST      MARCH 31, 2004    MARCH 31, 2003    MARCH 31, 2002
      2009        156,986.792       158,931.313       159,184.628

      Units were redeemed as follows:

                   YEAR ENDED        YEAR ENDED        YEAR ENDED
      TRUST      MARCH 31, 2004    MARCH 31, 2003    MARCH 31, 2002
      2009        200,891.594       196,511.617       191,712.691

        Units may be redeemed at the office of the Trustee upon tender thereof generally on any business day or, in the case of uncertificated units, upon delivery of a request for redemption and payment of any relevant tax. The Trustee may redeem units either in cash or in kind at the option of the Holder as specified in writing to the Trustee.

4.  INCOME TAXES

      All Trust items of income received, accretion of original issue discount, expenses paid, and realized gains and losses on securities sold are attributable to the Holders, on a pro rata basis, for Federal income tax purposes in accordance with the grantor trust rules of the United States Internal Revenue Code.

      At March 31, 2004, the cost of investment securities for Federal income tax purposes was approximately equivalent to the adjusted cost as shown in the Trust's portfolio.

5.  DISTRIBUTIONS

      It is anticipated that the Trust will make distributions on the first business day following the maturity of its holdings in the Stripped Treasury Securities which are non-interest bearing. Any excess of interest income over fees and expenses may be distributed periodically.

  6.  FINANCIAL HIGHLIGHTS

  YEARS ENDED MARCH 31, 2004

                                                 2004         2003         2002
                                                 ----         ----         ----
  Per Unit Operating Performance:
      Net asset value, beginning of period   $     82.47   $     68.48   $   67.64

  Income from investment operations
      Net investment income                         4.17          4.00        3.79

  Net realized and unrealized gain
      (loss) on investments                        (0.12)        10.11       (2.85)

  Total from investment operations                  4.05         14.11        0.94

 Less distributions                                    -             -           -

 NET capital share transactions                     0.02         (0.12)      (0.10)

  Net asset value, end of period             $     86.54   $     82.47   $   68.48

  Total Return                                      4.82%        18.22%       1.36%

  Ratio to Average Net Assets:
    Expense                                         0.15%         0.12%       0.14%

    Net investment income                           4.96%         5.17%       5.49%

                       See Notes to Financial Statements.

DEFINED ASSET FUNDS GOVERNMENT SECURITIES INCOME FUND,
U.S. GOVERNMENT ZERO COUPON BOND SERIES - 3

PORTFOLIO
AS OF MARCH 31, 2004

    PORTFOLIO NO. AND TITLE OF              INTEREST                     FACE          ADJUSTED
            SECURITIES                        RATE      MATURITIES      AMOUNT          COST(1)       VALUE(1)
            ----------                      ---------   -----------     ------         --------       --------
 2009 TRUST

  1 Stripped Treasury Notes Securities (2)    0.000%     5/15/09     $  95,605,000   $  71,826,224  $  82,252,902

  2 U.S. Treasury Bonds                       9.125      5/15/09(3)      1,459,024       1,654,967      1,474,755

                                                                     -------------   -------------  -------------
TOTAL                                                                $  97,064,024   $  73,481,191  $  83,727,657
                                                                     =============   =============  =============

(1) See Notes to Financial Statements.
(2) See "Risk Factors - Special Characteristics of Stripped Treasury Securities" in the prospectus.
(3) Callable beginning 05/15/04 at par

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
U.S. GOVERNMENT ZERO COUPON BOND SERIES - 8

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The Sponsors, Trustee and Holders
  of Defined Asset Funds - Government Securities Income Fund,
  U.S. Government Zero Coupon Bond Series - 8:

We have audited the accompanying statement of condition of the 2004 Trust and the 2014 Trust of Defined Asset Funds - Government Securities Income Fund, U.S. Government Zero Coupon Bond Series - 8, including the portfolios, as of March 31, 2004 and the related statements of operations, changes in net assets and the financial highlights for the years ended March 31, 2004, 2003 and 2002. These financial statements are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards of the Public Company Accounting Oversight Broad (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Securities owned at March 31, 2004, as shown in such portfolio, were confirmed to us by The Bank of New York, the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the above-mentioned Trusts of Defined Asset Funds - Government Securities Income Fund, U.S. Government Zero Coupon Bond Series - 8 at March 31, 2004 and the results of their operations and changes in their net assets for the above-stated years in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP

New York, NY
May 19, 2004

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
U.S. GOVERNMENT ZERO COUPON BOND SERIES - 8

STATEMENT OF CONDITION
AS OF MARCH 31, 2004

                                                                          2004
                                                                          TRUST

TRUST PROPERTY:
  Investment in marketable securities - at value
    (cost $22,880,519)(Note 1)                                       $  23,002,096
  Accrued interest receivable                                               10,514
  Cash                                                                      17,056
                                                                     -------------

              Total trust property                                      23,029,666

LESS LIABILITIES:
  Redemptions payable                                 $       1,153
  Accrued expenses                                           21,885
  Other liabilities (Note 6)                                 46,250         69,288
                                                      -------------  -------------

NET ASSETS (Note 2):                                                 $  22,960,378
                                                                     -------------

UNIT VALUE ($22,960,378/228,088.013 units)                           $      100.66
                                                                     =============

STATEMENT OF CONDITION
AS OF MARCH 31, 2004

                                                                           2014
                                                                          TRUST

TRUST PROPERTY:
  Investment in marketable securities - at value
    (cost $21,756,724)(Note 1)                                       $  23,826,248
  Accrued interest receivable                                               13,412
  Cash                                                                      28,455
                                                                     -------------

              Total trust property                                      23,868,115

LESS LIABILITIES:
  Redemptions payable                                 $      12,464
  Accrued expenses                                           41,981
  Other liabilities (Note 6)                                 71,500        125,945
                                                      -------------  -------------

NET ASSETS (Note 2):                                                 $  23,742,170
                                                                     -------------

UNIT VALUE ($23,742,170/355,311.039 units)                           $       66.82
                                                                     =============

                       See Notes to Financial Statements.

STATEMENTS OF OPERATIONS

2004 TRUST

                                                             YEARS ENDED MARCH 31,
                                                    2004             2003             2002
                                               ------------------------------------------------
INVESTMENT INCOME:
  Interest income                              $       35,564   $       38,329   $       31,359
  Accretion of original issue discount              1,276,466        1,345,055        1,191,915
  Trustee's fees and expenses                         (14,572)         (15,800)         (12,819)
  Sponsors' fees                                      (13,406)         (14,499)         (11,794)
  Organizational expenses                                                 (250)         (11,500)
                                               ------------------------------------------------

  Net investment income                             1,284,052        1,352,835        1,187,161
                                               ------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain on securities sold
    or redeemed                                        88,396           59,956          109,661
  Unrealized appreciation (depreciation)
    of investments                                 (1,031,125)         462,978          (70,025)
                                               ------------------------------------------------
  Net realized and unrealized gain (loss)
    on investments                                   (942,729)         522,934           39,636
                                               ------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                              $      341,323   $    1,875,769   $    1,226,797
                                               ================================================

2014 TRUST

                                                             YEARS ENDED MARCH 31,
                                                    2004             2003             2002
                                               ------------------------------------------------
INVESTMENT INCOME:
  Interest income                              $       43,153   $       39,750   $       44,999
  Accretion of original issue discount              1,442,518        1,283,515        1,338,275
  Trustee's fees and expenses                         (21,605)         (19,890)         (22,563)
  Sponsors' fees                                      (15,556)         (18,299)         (20,758)
  Organizational expenses                                              (17,500)
                                               ------------------------------------------------
Net investment income                               1,448,510        1,285,076        1,322,453
                                               ------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain on securities sold
    or redeemed                                     1,034,025          512,820          147,616
  Unrealized appreciation (depreciation)
    of investments                                   (494,229)       3,442,861       (1,681,584)
                                               ------------------------------------------------
  Net realized and unrealized gain (loss)
    on investments                                    539,796        3,955,681       (1,533,968)
                                               ------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                    $    1,988,306   $    5,240,757   $     (211,515)
                                               ================================================

                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

2004 TRUST

                                                             YEARS ENDED MARCH 31,
                                                    2004             2003             2002
                                               ------------------------------------------------
OPERATIONS:
  Net investment income                        $    1,284,052   $    1,352,835   $      187,161
  Realized gain on securities sold
    or redeemed                                        88,396           59,956          109,661
  Unrealized appreciation (depreciation)
    of investments                                 (1,031,125)         462,978          (70,025)
                                               ------------------------------------------------
  Net increase in net assets resulting
    from operations                                   341,323        1,875,769        1,226,797
                                               ------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
  Issuance of additional units                      4,017,698       14,504,621       11,108,829
  Redemptions of units (Note 5)                   (15,077,865)      (7,215,568)      (8,813,346)
                                               ------------------------------------------------

  Net capital share transactions                  (11,060,167)       7,289,053        2,295,483

NET INCREASE (DECREASE) IN NET ASSETS             (10,718,844)       9,164,822        3,522,280
                                               ------------------------------------------------

NET ASSETS AT BEGINNING OF YEAR                    33,679,222       24,514,400       20,992,120
                                               ------------------------------------------------

NET ASSETS AT END OF YEAR                      $   22,960,378   $   33,679,222   $   24,514,400
                                               ================================================
PER UNIT:
  Net asset value at end of year               $       100.66   $        99.48   $        93.12
                                               ================================================

TRUST UNITS OUTSTANDING AT END OF YEAR            228,088.013      338,540.477      263,259.533
                                               ================================================

                       See Notes to Financial Statements.

2014 TRUST

                                                             YEARS ENDED MARCH 31,
                                                    2004             2003             2002
                                               ------------------------------------------------
OPERATIONS:
  Net investment income                        $    1,448,510   $    1,285,076   $    1,322,453
  Realized gain on securities sold
    or redeemed                                     1,034,025          512,820          147,616
  Unrealized appreciation (depreciation)
    of investments                                   (494,229)       3,442,861       (1,681,584)
                                               ------------------------------------------------
  Net increase (decrease) in net assets
    resulting from operations                       1,988,306        5,240,757         (211,515)
                                               ------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
  Issuance of additional units                     16,813,533       13,158,188       13,483,307
  Redemptions of units (Note 5)                   (18,801,287)     (16,130,437)     (15,878,553)
                                               ------------------------------------------------

  Net capital share transactions                   (1,987,754)      (2,972,249)      (2,395,246)
                                               ------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                     552        2,268,508       (2,606,761)
                                               ------------------------------------------------

NET ASSETS AT BEGINNING OF YEAR                    23,741,618       21,473,110       24,079,871
                                               ------------------------------------------------

NET ASSETS AT END OF YEAR                      $   23,742,170   $   23,741,618   $   21,473,110
                                               ================================================
PER UNIT:
  Net asset value at end of year               $        66.82   $        62.40   $        49.38
                                               ================================================
TRUST UNITS OUTSTANDING AT END OF YEAR            355,311.039      380,461.557      434,815.622
                                               ================================================

                       See Notes to Financial Statements.

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
U.S. GOVERNMENT ZERO COUPON BOND SERIES - 8

NOTES TO FINANCIAL STATEMENTS

  1.  SIGNIFICANT ACCOUNTING POLICIES

          The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

      (a) Securities are stated at value as determined by Evaluator based on the mean between bid and offering prices for the securities (see "Redemption - Computation of Redemption Price Per Unit" in the Prospectus).

      (b) Cost of securities has been adjusted to include the accretion of original issue discount on the Stripped Treasury Securities.

      (c) The fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

  2.  NET ASSETS, MARCH 31, 2004

      2004 TRUST

      Cost of 228,088.013 units at Dates of Deposit            $   19,526,866
      Redemptions of units - net cost of 513,362.053 units
        redeemed less redemption amounts                              (31,354)
      Realized gain on securities sold or redeemed                    290,908
      Net unrealized appreciation of investments                      121,577
                                                               --------------

      Net capital applicable to Holders                            19,907,997
                                                               --------------

      Undistributed Net investment income - accretion of
        original issue discount ($3,077,790) less excess
        ($25,409) of fees and expenses over interest income         3,052,381
                                                               --------------

      Net assets                                               $   22,960,378
                                                               ==============

      2014 TRUST

      Cost of 355,311.039 units at Dates of Deposit            $   16,641,422
      Redemptions of units - net cost of 513,362.053 units
        redeemed less redemption amounts                            3,008,049
      Realized gain on securities sold or redeemed                      3,652
      Net unrealized appreciation of investments                    2,069,524
                                                               --------------

      Net capital applicable to Holders                            21,722,647
                                                               --------------

      Undistributed Net investment income - accretion of
        original issue discount ($2,082,694) less excess
        ($63,171) of fees and expenses over interest income         2,019,523
                                                               --------------

      Net assets                                               $   23,742,170
                                                               ==============

3.  CAPITAL SHARE TRANSACTIONS

          Additional units were issued by the Trust as follows:

                         YEAR ENDED        YEAR ENDED        YEAR ENDED
          TRUST        MARCH 31, 2004    MARCH 31, 2003    MARCH 31, 2002
          2004            40,137.806       149,152.439       120,688.663
          2014           271,491.726       226,875.897       264,177.838

          Units were redeemed as follows:

                         YEAR ENDED        YEAR ENDED        YEAR ENDED
          TRUST        MARCH 31, 2004    MARCH 31, 2003    MARCH 31, 2002
          2004           150,590.270        73,871.495        95,694.522
          2014           296,642.244       281,229.962       310,311.737

          Units may be redeemed at the office of the Trustee upon tender thereof Generally on any business day or, in the case of uncertificated units, upon delivery of a request for redemption and payment of any relevant tax. The Trustee may redeem units either in cash or in kind at the option of the Holder as specified in writing to the Trustee.

4.  INCOME TAXES

     All Trust items of income received, accretion of original issue discount, expenses paid, and realized gains and losses on securities sold are attributable to the Holders, on a pro rata basis, for Federal income tax purposes in accordance with the grantor trust rules of the United States Internal Revenue Code.

     At March 31, 2004, the cost of investment securities for Federal income tax purposes was approximately equivalent to the adjusted cost as shown in the Trust's portfolio.

5.  DISTRIBUTIONS

     It is anticipated that the Trust will make distributions on the first business day following the maturity of its holdings in the Stripped Treasury Securities which are non-interest bearing. Any excess of interest income over fees and expenses may be distributed periodically.

6.  DEFERRED ORGANIZATION COSTS

     Deferred organization costs are being amortized over a period of five years. Included in "Other Liabilities" in the accompanying statements of condition are $46,250 and $71,500 for the 2004 and 2014 Trusts, respectively, payable to the Trustee for reimbursement of costs related to the organization of the Trusts.

2004 AND 2014 TRUSTS

  7.  FINANCIAL HIGHLIGHTS

2004 TRUST
YEARS ENDED MARCH 31, 2004

                                                    2004          2003         2002
                                                 ----------    ----------   ----------
  PER UNIT OPERATING PERFORMANCE:
    Net asset value, beginning of period         $    99.48    $    93.12   $    88.10

    Income from investment operations
    Net investment income                              4.41          4.29         4.62

    Net realized and unrealized gain
    (loss) on investments                             (3.24)         1.66         0.15

    Total from investment operations                   1.17          5.95         4.77

    Net capital share transactions                     0.01          0.41         0.25

    Net asset value, end of period               $   100.66    $    99.48   $    93.12

  TOTAL RETURN                                         1.17%         6.11%        5.21%

  RATIO TO AVERAGE ASSETS:
    Expense                                            0.10%         0.10%        0.15%
    Net investment income                              4.41%         4.40%        5.04%

  2014 TRUST
  YEARS ENDED MARCH 31, 2004

                                                    2004          2003         2002
                                                 ----------    ----------   ----------
  PER UNIT OPERATING PERFORMANCE:
    Net asset value, beginning of period         $    62.40    $    49.38   $    50.07

    Income from investment operations
    Net investment income                              3.36          3.23         2.92

    Net realized and unrealized gain
    (loss) on investments                              1.25          9.95        (3.39)

    Total from investment operations                   4.61         13.18        (0.47)

    Net capital share transactions                    (0.19)        (0.16)       (0.22)

    Net asset value, end of period               $    66.82    $    62.40   $    49.38

  TOTAL RETURN                                         7.27%        22.91%       (0.93)%

  RATIO TO AVERAGE ASSETS:
    Expense                                            0.14%         0.17%        0.27%
    Net investment income                              5.29%         5.62%        5.79%

                       See Notes to Financial Statements.

DEFINED ASSET FUNDS GOVERNMENT SECURITIES INCOME FUND,
U.S. GOVERNMENT ZERO COUPON BOND SERIES - 8

PORTFOLIO
AS OF MARCH 31, 2004

    PORTFOLIO NO. AND TITLE OF              INTEREST                      FACE           ADJUSTED
            SECURITIES                      RATE        MATURITIES        AMOUNT         COST(1)           VALUE(1)
    --------------------------              ----------  ------------  --------------  ---------------  ---------------
2004 TRUST

  1 Stripped Treasury Notes Securities (2)    0.000%       5/15/04    $   22,620,000  $    22,468,139  $    22,614,978

  2 U.S. Treasury Bonds                       7.250        5/15/04           383,878          412,380          387,118
                                                                      --------------  ---------------  ---------------
TOTAL                                                                 $   23,003,878  $    22,880,519  $    23,002,096
                                                                      ==============  ===============  ===============

2014 TRUST

  1 Stripped Treasury Notes Securities (2)    0.000%       5/15/14    $   35,380,000  $    21,167,623  $    23,193,536

  2 U.S. Treasury Bonds                       7.250        5/15/16           489,703          589,101          632,712
                                                                      --------------  ---------------  ---------------
TOTAL                                                                 $   35,869,703  $    21,756,724  $    23,826,248
                                                                      ==============  ===============  ===============

(1) See Notes to Financial Statements.
(2) See "Risk Factors - Special Characteristics of Stripped Treasury Securities" in the prospectus.

              Defined
            Asset Funds-Registered Trademark-

HAVE QUESTIONS ?                         GOVERNMENT SECURITIES INCOME FUND
Request the most recent free             U.S GOVERNMENT ZERO COUPON BOND SERIES
Information Supplement                   3 AND 8
that gives more details about
the Trusts, by calling:                  (A Unit Investment Trust)
The Bank of New York
1-800-221-7771                           ---------------------------------------
                                         This Prospectus does not contain
                                         complete information about the
                                         investment company filed with the
                                         Securities and Exchange Commission in
                                         Washington, D.C. under the:
                                         - Securities Act of 1933 (file nos.
                                         33-26716 and 333-36109) and
                                         - Investment Company Act of 1940 (file
                                         no. 811-2810).
                                         - To obtain copies at prescribed
                                         rates--
                                         WRITE: Public Reference Section of the
                                         Commission
                                         450 Fifth Street, N.W., Washington,
                                         D.C. 20549-6009
                                         CALL: 1-800-SEC-0330.
                                         VISIT: http://www.sec.gov.
                                         ---------------------------------------
                                         No person is authorized to give any
                                         information or representations about
                                         this Fund not contained in this
                                         Prospectus or the Information
                                         Supplement, and you should not rely on
                                         any other information.
                                         ---------------------------------------
                                                                     11352--7/04